Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2013	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of finite-lived intangible assets	$ 8.2		$ 8.2	$ 2.9
Rem Connecticut
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of finite-lived intangible assets				1.6
Expense for severance				0.1
Rem Connecticut | Building
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges				$ 0.7
FAS Virginia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of finite-lived intangible assets					$ 3.4
Discontinued operation, loss on disposal before income taxes					(3.6)
Mentor Rhode Island
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of finite-lived intangible assets					$ 0.7
Discontinued operation, loss on disposal before income taxes		$ (0.8)